Cover	May 04, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	1-15829
Entity Registrant Name	FEDEX CORP
Entity Central Index Key	0001048911
Entity Tax Identification Number	62-1721435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
M 0. 700 Notes Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.700% Notes due 2022
Trading Symbol	FDX 22B
Security Exchange Name	NYSE
M 1. 000 Notes Due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2023
Trading Symbol	FDX 23A
Security Exchange Name	NYSE
Senior Unsecured Debt Due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
M 1. 625 Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
M 1. 300 Notes Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE